Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024
Right of use assets	$ 492		$ 492		$ 283	$ 110	$ 400
Operating lease liabilities	$ 512		$ 512		$ 283		$ 400
Description of Operating lease arrangements, expiring period			Operating lease arrangements primarily consist of office and warehouse leases expiring at various years through 2028. The facility leases have original lease terms of two to seven years and contain options to extend the lease up to 5 years or terminate the lease.		Operating lease arrangements primarily consist of office and warehouse leases expiring at various years through 2024. The facility leases have original lease terms of two to seven years and contain options to extend the lease up to 5 years or terminate the lease.
weighted average discount rate for operating leases	9.49%		9.49%		9.49%	7.98%
weighted average remaining lease term for operating leases	2 years 4 months 24 days		2 years 4 months 24 days		4 years 5 months 1 day	9 months 18 days
Short term lease cost	$ 10	$ 3	$ 31	$ 61	$ 100	$ 100
Operating lease cost	122	25	282	67	100	600
Total operating lease cost	$ 132	$ 28	313	128	200	700
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 0	$ 313	$ 313	$ 411